Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	CAD 761	CAD 967
Acquisitions (disposals) through business combinations	(10)	169
Charged to statement of operations	214	(385)
Charged to other comprehensive income	(64)	22
Foreign exchange rate movements	(9)	(12)
Ending balance, deferred tax assets	892	761
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(1,064)	(937)
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	132	(99)
Charged to other comprehensive income	(73)	(17)
Foreign exchange rate movements	48	(11)
Ending balance, deferred tax assets	(957)	(1,064)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	517	169
Acquisitions (disposals) through business combinations	0	71
Charged to statement of operations	388	268
Charged to other comprehensive income	0	0
Foreign exchange rate movements	(9)	9
Ending balance, deferred tax assets	896	517
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	171	223
Acquisitions (disposals) through business combinations	0	(15)
Charged to statement of operations	(74)	(30)
Charged to other comprehensive income	0	0
Foreign exchange rate movements	(20)	(7)
Ending balance, deferred tax assets	77	171
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	513	822
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	43	(295)
Charged to other comprehensive income	(9)	15
Foreign exchange rate movements	2	(29)
Ending balance, deferred tax assets	549	513
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	410	376
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	(66)	2
Charged to other comprehensive income	22	32
Foreign exchange rate movements	(15)	0
Ending balance, deferred tax assets	351	410
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	214	314
Acquisitions (disposals) through business combinations	(10)	113
Charged to statement of operations	(209)	(231)
Charged to other comprehensive income	(4)	(8)
Foreign exchange rate movements	(15)	26
Ending balance, deferred tax assets	CAD (24)	CAD 214